Income Taxes (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Significant Components of Deferred Tax Assets and Liabilities

The significant components of the Company’s deferred tax assets (liabilities) are comprised of the following:

	June 30,
	2012	2013
Deferred tax assets:
Net operating loss carryforwards	$10,848	$11,724
Research and development credit carryforwards	184	218
Accruals and other	47	40

Gross deferred tax assets	11,079	11,982
Deferred tax asset valuation allowance	(11,019)	(11,928)

Total deferred tax assets	$60	$54

Deferred tax liabilities:
Depreciation and amortization	$(60)	$(54)

Total deferred tax liabilities	$(60)	$(54)

Net deferred tax asset (liability)	$—	$—

Reconciliation of Income Tax Expense

A reconciliation of income tax expense computed at the statutory federal income tax rate to income taxes as reflected in the financial statements is as follows:

	Fiscal Year Ended June 30,
	2012	2013
Federal income tax benefit at statutory rate	(34)%	(34)%
State income tax, net of federal benefit	(5)	(5)
Permanent differences	(8)	27
Research and development credit	10	8
Other	9	3
Change in valuation allowance	28	1

Effective income tax rate	0%	0%